EMPLOYEE BENEFITS (Schedule of Assets and Liabilities Recognized in Balance Sheets ) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Disclosure of defined benefit plans [line items]
Present value of funded liability | ₪			₪ 5,133	₪ 4,748
Fair value of plan assets - accumulated deposit in executive insurance | ₪			3,985	3,899
Net liability deriving from defined benefit obligation | ₪			₪ 1,148	₪ 849
US Dollars [Member]
Disclosure of defined benefit plans [line items]
Present value of funded liability | $		$ 1,480
Fair value of plan assets - accumulated deposit in executive insurance | $		1,149
Net liability deriving from defined benefit obligation | $	[1]	$ 331

[1]	Convenience Translation into US Dollars.